Acquisition of Businesses - Additional Information (Detail) retail_store in Thousands, CAD in Thousands, $ in Thousands										1 Months Ended	3 Months Ended		12 Months Ended
		Dec. 15, 2015 CAD	Dec. 15, 2015 USD ($)	Jul. 10, 2015 CAD	Jul. 10, 2015 USD ($) retail_store	Dec. 15, 2014 USD ($) Facility	Oct. 10, 2014 USD ($)	Aug. 26, 2014 USD ($) Facility	Mar. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 CAD Facility	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016 retail_store	Jul. 10, 2014
Business Acquisition [Line Items]
Noncontrolling interest, increase from business combination															$ 2,275
Payments to Acquire Businesses, Net of Cash Acquired														$ 130,292	474,657	$ 1,117
Goodwill											$ 390,655			$ 390,655	336,872	224,303
Percentage of controlling interest in Arnold											50.00%			50.00%
Business acquisition purchase price										$ 2,500
Purchase price										1,100
Cash to be paid in 2014										1,200
Total consideration reduced after settlement										200
Purchase price, net										$ 2,300
Purchase accounting adjustments														$ 706
Manitoba Harvest
Business Acquisition [Line Items]
Intangible assets					$ 63,687
Cash					164
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities And Noncontrolling Interest					50,830
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Including Noncontrolling Interest					$ 72,622
Number of stores | retail_store					7
Controlling interest, percent					87.00%
Purchase price, net				CAD 130,254	$ 102,708
Payments to Acquire Businesses, Net of Cash Acquired					103,853
Integration service fees					1,000
Inventory basis step-up					3,100									3,100
Transaction costs					1,145
Goodwill					37,882
Intercompany loans to business and debt assumed					23,593
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Including Related Party Debt					$ 103,853
Percentage of initial noncontrolling interest					13.00%
Purchase price					$ 104,437
Working capital adjustment					(584)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					3,787
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					8,203
Intangible assets					63,687
Other current and noncurrent assets					986
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Assets Including Goodwill					123,452
Current liabilities					3,267
Other liabilities					23,332
Deferred tax liabilities					16,593
Noncontrolling interest					7,638
Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets								$ 135,939
Cash								3,683
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities And Noncontrolling Interest								240,539
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Including Noncontrolling Interest								$ 102,776
Controlling interest, percent								98.00%
Purchase price, net								$ 251,364
Payments to Acquire Businesses, Net of Cash Acquired								$ 253,299
Initial noncontrolling interest, percent								2.00%
Loans provided by company								$ 146,300
Integration service fees							$ 2,500	2,500
Gross accounts receivable								42,500
Allowance for doubtful accounts receivable								600
Property, plant and equipment basis set-up								20,900
Transaction costs								1,935						1,900	1,900
Goodwill								109,738
Intercompany loans to business and debt assumed								148,248
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Including Related Party Debt								253,299
Purchase price								243,000
Working capital adjustment								6,616
Cash Acquired from Acquisition								(3,683)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	[1]							41,821
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	[2]							43,437
Intangible assets								135,939
Other current and noncurrent assets								8,697
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Assets Including Goodwill								343,315
Current liabilities								27,205
Other liabilities								149,760
Deferred tax liabilities								61,299
Noncontrolling interest								$ 2,275
Sterno Candle Lamp
Business Acquisition [Line Items]
Intangible assets														90,950
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Including Noncontrolling Interest							71,104
Purchase price, net							159,986				$ 160,000
Payments to Acquire Businesses, Net of Cash Acquired							162,751
Integration service fees							1,500
Accounts receivable, gross							18,800
Allowance for doubtful accounts receivable							200
Inventory basis step-up														2,000	2,000
Property, plant and equipment basis step-up							6,900
Transaction costs							2,765
Goodwill							33,717
Intercompany loans to business and debt assumed							91,647
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Including Related Party Debt							162,751
Less: Transaction costs															2,800
Purchase price							161,500
Working capital adjustment							1,251
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	[3]						18,534
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	[4]						18,004
Intangible assets							90,950
Other current and noncurrent assets							1,734
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Assets Including Goodwill							182,871
Current liabilities							20,120
Other liabilities							91,647
Hemp Oil Canada, Inc.
Business Acquisition [Line Items]
Less: Transaction costs													CAD 500	$ 400
Percentage of initial noncontrolling interest											11.00%			11.00%
Purchase price		CAD 42,000	$ 30,800
American Environmental Services
Business Acquisition [Line Items]
Business acquisition purchase price						$ 16,600
Number of facilities acquired | Facility						2
FOX | Sport Truck
Business Acquisition [Line Items]
Purchase price									$ 40,800
FOX
Business Acquisition [Line Items]
Non-controlling interest percent											41.00%			41.00%				41.00%
Manitoba Harvest
Business Acquisition [Line Items]
Number of stores | retail_store																	7
Goodwill											$ 52,673			$ 52,673	0	0
Clean Earth Holdings
Business Acquisition [Line Items]
Number of facilities | Facility								14					14	14
Goodwill											$ 111,339			$ 111,339	110,633	$ 0
Purchase accounting adjustments												$ 1,100		706
Affiliated Entity | Loans Provided In Acquisition
Business Acquisition [Line Items]
Intercompany loans to business and debt assumed							$ 91,600
Non- Controlling Interest
Business Acquisition [Line Items]
Noncontrolling interest, increase from business combination														7,638	$ 2,275
Non- Controlling Interest | Manitoba Harvest
Business Acquisition [Line Items]
Noncontrolling interest, increase from business combination													CAD 9,300	6,811
Customer relationships | Manitoba Harvest
Business Acquisition [Line Items]
Intangible assets					$ 13,005
Intangible assets, estimated useful life				15 years	15 years
Customer relationships | Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets								$ 25,730
Intangible assets, estimated useful life								15 years
Customer relationships | Sterno Candle Lamp
Business Acquisition [Line Items]
Intangible assets														30,810
Permits And Airspace | Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets								$ 93,209
Trade names, subject to amortization | Manitoba Harvest
Business Acquisition [Line Items]
Intangible assets					$ 9,616
Trade names, subject to amortization | Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets								$ 17,000
Intangible assets, estimated useful life								20 years
Trade names, subject to amortization | Sterno Candle Lamp
Business Acquisition [Line Items]
Intangible assets														$ 60,140
Intangible assets, estimated useful life								10 years

[1]	Includes $42.5 million of gross contractual accounts receivable of which $0.6 million was not expected to be collected. The fair value of accounts receivable approximated book value acquired.
[2]	Includes $20.9 million of property, plant and equipment basis step-up.
[3]	Includes $18.8 million of gross contractual accounts receivable of which $0.2 million was not expected to be collected. The fair value of accounts receivable approximates book value acquired
[4]	Includes $6.9 million of property, plant and equipment basis step-up.